CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)	$ 440,247	$ 9,721,238	$ 5,846,503
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liability	(10,956,082)	(14,433,236)	(12,722,918)
Changes in operating assets and liabilities:
Net cash used in operating activities	(1,008,459)	(1,085,784)	(1,311,782)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Net cash provided by investing activities	(189,977,785)
Cash flows from financing activities:
Proceeds from promissory note - related party	523,743	309,210	527,756
Net cash provided by (used in) financing activities	(188,977,716)	309,210	527,756
Cash - Beginning of period	8,390	792,416	792,416
Cash - End of period		15,842	8,390	$ 792,416
TEMPO AUTOMATION INC
Cash flows from operating activities
Net income (loss)	(96,518,000)	(24,388,000)	(48,013,000)	(19,104,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	5,945,000	2,437,000	3,770,000	2,232,000
Stock-based compensation	2,323,000	1,684,000	2,538,000	1,256,000
Noncash other financing cost	30,793,000		8,955,000
Impairment loss	297,000
Loss on debt extinguishment	38,939,000		319,000
Loss on disposal of property and equipment	3,000
Noncash operating lease expense	630,000	581,000	786,000	685,000
Bad debt expense	5,000	4,000	91,000	175,000
Change in fair value of warrant liability	(5,674,000)	2,340,000	4,242,000	(47,000)
Change in fair value of debt	597,000
Gain on PPP loan forgiveness		(2,500,000)	(2,500,000)
Changes in operating assets and liabilities:
Accounts receivable	968,000	(2,030,000)	(297,000)	2,789,000
Contract assets	229,000	(307,000)
Inventory	(2,037,000)	(586,000)	(711,000)	355,000
Prepaid expenses and other current assets	(340,000)	(291,000)	(1,244,000)	252,000
Other noncurrent assets	(2,006,000)	(632,000)	(1,817,000)	(207,000)
Accounts payable	3,408,000	1,010,000	1,109,000	(1,217,000)
Contract liabilities	1,911,000	277,000
Accrued liabilities	1,163,000	2,239,000	3,776,000	(467,000)
Other noncurrent liabilities		7,000	(245,000)	157,000
Operating lease liabilities	(818,000)	(728,000)	(987,000)	(763,000)
Net cash used in operating activities	(20,182,000)	(20,883,000)	(30,228,000)	(13,904,000)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Purchases of property and equipment	(24,000)	(453,000)	(622,000)	(2,307,000)
Net cash provided by investing activities	(24,000)	(453,000)	(622,000)	(2,307,000)
Cash flows from financing activities:
Proceeds from financing lease				4,000,000
Principal payments under finance lease obligations	(800,000)	(665,000)	(906,000)	(397,000)
Proceeds from issuance of debt	10,000,000	33,000,000	33,000,000	5,620,000
Proceeds from promissory note - related party	10,637,000
Payment of debt issuance costs	(111,000)	(426,000)	(765,000)	(37,000)
Debt repayment	(623,000)	(4,502,000)	(14,998,000)	(1,620,000)
Proceeds from exercise of stock options	49,000	27,000	126,000	22,000
Payment of deferred transaction costs	(1,277,000)		(169,000)
Net cash provided by (used in) financing activities	17,875,000	27,434,000	16,288,000	10,088,000
Net increase (decrease) in cash, cash equivalents and restricted cash	(2,331,000)	6,098,000	(14,562,000)	(6,123,000)
Cash - Beginning of period	3,184,000	17,746,000	17,746,000	23,869,000
Cash - End of period	853,000	23,844,000	3,184,000	17,746,000
Supplemental disclosures of cash flow information
Cash paid for income taxes			7,000	72,000
Cash paid for interest			2,446,000	514,000
Noncash investing and financing activities
Unpaid deferred transaction costs	4,679,000		1,757,000
Issuance of common stock warrants		$ 213,000	9,168,000	$ 107,000
Extinguishment of debt	39,397,000		6,000,000
Borrowing of debt	$ 39,397,000		$ 6,000,000